Capital Stock (Details) - USD ($)				6 Months Ended	12 Months Ended
		May 06, 2026	Feb. 17, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Capital Stock [Line Items]
Warrant exercise price per share (in Dollars per share)					$ 7.68
Common stock, shares issued	[1]			1,496,623	1,462,271
Aggregate value of vested common shares (in Dollars)				$ 246,400
Ordinary shares shares authorized	[1]			60,625,000	60,625,000
Ordinary shares par value per share (in Dollars per share)	[1]			$ 0.0256	$ 0.0256
Number of stock options, granted				160,938	64,375
Aggregate intrinsic value (in Dollars)
Unrecognized compensation cost (in Dollars)				$ 118,151	$ 78,260
Vesting period					1 year
Officer [Member]
Capital Stock [Line Items]
Number of stock options, granted				68,750
Fair value (in Dollars per share)				$ 7.17
Aggregate of shares issued				34,375	27,500
Chief Executive Officer [Member]
Capital Stock [Line Items]
Number of stock options, granted					12,500
Consultant [Member]
Capital Stock [Line Items]
Common shares issued					4,688
Ordinary Shares [Member]
Capital Stock [Line Items]
Units issued	[2]			23
Reverse stock split			1-for-16
Ordinary Shares [Member] | Director [Member]
Capital Stock [Line Items]
Common stock, shares issued				34,375	44,687
Aggregate value of vested common shares (in Dollars)					$ 524,280
Consulting Services [Member]
Capital Stock [Line Items]
Number of stock options, granted						9,375
Fair value (in Dollars per share)						$ 13.44
Common shares issued						4,688
Share-Based Awards [Member]
Capital Stock [Line Items]
Number of stock options, granted					27,500
Fair value (in Dollars per share)					$ 8.64
Maximum [Member]
Capital Stock [Line Items]
Recognized term				3 months	3 years
Maximum [Member] | Ordinary Shares [Member]
Capital Stock [Line Items]
Ordinary shares shares authorized			970,000,000
Maximum [Member] | Preferred Shares [Member]
Capital Stock [Line Items]
Preferred authorized unissued shares			10,000,000
Preferred shares par value per share (in Dollars per share)			$ 0.0256
Minimum [Member]
Capital Stock [Line Items]
Recognized term				2 years 4 months 24 days	3 months
Minimum [Member] | Ordinary Shares [Member]
Capital Stock [Line Items]
Ordinary shares shares authorized			60,625,000
Ordinary shares par value per share (in Dollars per share)			$ 0.0016
Minimum [Member] | Preferred Shares [Member]
Capital Stock [Line Items]
Preferred authorized unissued shares			625,000
Private Placement [Member]
Capital Stock [Line Items]
Units issued					316,780
Purchase price of issued shares (in Dollars per share)					$ 11.68
Total gross proceeds (in Dollars)		$ 600,000			$ 3,700,000
Private Placement [Member] | Warrant [Member]
Capital Stock [Line Items]
Units issued					281,250
Purchase of warrants					843,750
Purchase price of issued shares (in Dollars per share)					$ 6.4
Proceeds from issuance of warrants (in Dollars)					$ 1,800,000

[1]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.
[2]	All share and per share information presented herein has been retroactively adjusted to give effect to the reverse stock split effected on February 17, 2026.